Document and Entity Information	May 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2022
Entity Registrant Name	HV BANCORP, INC.
Entity Central Index Key	0001594555
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-37981
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	46-4351868
Entity Address, Address Line One	2005 South Easton Road
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	Doylestown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18901
City Area Code	267
Local Phone Number	280-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HVBC
Security Exchange Name	NASDAQ